WEBSITE DEVELOPMENT COSTS (Details) (USD $)	3 Months Ended		12 Months Ended	15 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Jun. 30, 2012
Finite-Lived Intangible Assets [Line Items]
Website development costs	$ 5,315		$ 5,315	$ 5,315
Accumulated amortization	(1,068)		(801)	(1,068)
Website development costs, net	4,247		4,514	4,247
Amortization expense	$ 267		$ 801	$ 1,068